Accumulated Other Comprehensive Loss (“AOCL”)	6 Months Ended
Jun. 30, 2024
Equity [Abstract]
Accumulated Other Comprehensive Loss (“AOCL”)	Accumulated Other Comprehensive Loss (“AOCL”)
The following table summarizes the changes in accumulated other comprehensive loss.

(in millions)	Foreign Currency Translation	Pension and Postretirement Plans	Unrealized Income on Available-for-Sale Securities	Total
Balance at December 31, 2020, net of tax	$11	$(264)	$2	$(251)
Amounts before reclassifications	(24)	71	(3)	44
Amounts reclassified out	—	11	—	11
Total other comprehensive (loss) income, before tax	(24)	82	(3)	55
Tax effect	—	(21)	1	(20)
Total other comprehensive (loss) income, net of tax	(24)	61	(2)	35
Balance at December 31, 2021, net of tax	$(13)	$(203)	$—	$(216)
Amounts before reclassifications	(41)	104	—	63
Amounts reclassified out	—	18	—	18
Total other comprehensive (loss) income, before tax	(41)	122	—	81
Tax effect	—	(31)	—	(31)
Total other comprehensive (loss) income, net of tax	(41)	91	—	50
Balance at December 31, 2022, net of tax	$(54)	$(112)	$—	$(166)
Amounts before reclassifications	5	18	—	23
Amounts reclassified out	—	2	—	2
Total other comprehensive income, before tax	5	20	—	25
Tax effect	—	(5)	—	(5)
Total other comprehensive income, net of tax	5	15	—	20
Balance at December 31, 2023, net of tax	$(49)	$(97)	$—	$(146)
Components of AOCL
The components of AOCL are as follows:

	December 31,			Affected Line Item in the Consolidated Statements of Operations
	2023	2022	2021
(in millions)	Amounts Reclassified from AOCL
Pension and postretirement losses	$2	$18	$11	Other (expense) income, net
Tax effect	—	(4)	(3)	Income tax expense
Total reclassifications	$2	$14	$8	Net income
Accumulated Other Comprehensive Loss
The following tables summarize the changes in accumulated other comprehensive loss.

	Six Months Ended June 30, 2024
(in millions)	Foreign Currency Translation	Pension and Postretirement Plans	Total
Balance at December 31, 2023, net of tax	$(49)	$(97)	$(146)
Amounts before reclassifications	(25)	(1)	(26)
Amounts reclassified out	—	2	2
Total other comprehensive (loss) income, net of tax	(25)	1	(24)
Balance at June 30, 2024, net of tax	$(74)	$(96)	$(170)

	Six Months Ended June 30, 2023
(in millions)	Foreign Currency Translation	Pension and Postretirement Plans	Total
Balance at December 31, 2022, net of tax	$(54)	$(112)	$(166)
Amounts before reclassifications	(5)	2	(3)
Total other comprehensive (loss) income, net of tax	(5)	2	(3)
Balance at June 30, 2023, net of tax	$(59)	$(110)	$(169)